EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of weighted average number of common shares outstanding for the purpose of computing basic and diluted earnings per share attributable to common shareholders

	Years ended December 31,
(Number of common shares in thousands)	2025	2024
Basic weighted average shares outstanding	1,219,466	1,228,855
Weighted average shares dilution adjustments:
Stock options	17	182
Restricted share units	1,652	1,805
Restricted performance share units	3,472	3,662
Diluted weighted average shares outstanding	1,224,607	1,234,504